Short-Term Bank Loans (Details) ¥ in Thousands																				12 Months Ended
	Aug. 25, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jul. 15, 2025 CNY (¥)	Jun. 24, 2025 USD ($)	Jun. 24, 2025 CNY (¥)	Jun. 23, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 27, 2024 USD ($)	Dec. 24, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 03, 2024 USD ($)	Nov. 29, 2024 USD ($)	Nov. 25, 2024 USD ($)	Aug. 28, 2024 USD ($)	Aug. 20, 2024 USD ($)	Aug. 12, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jan. 03, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Aug. 25, 2025 CNY (¥)	Aug. 12, 2025 CNY (¥)	Jun. 23, 2025 CNY (¥)	Mar. 24, 2025	Dec. 31, 2024 CNY (¥)	Dec. 27, 2024 CNY (¥)	Dec. 24, 2024 CNY (¥)	Dec. 19, 2024 CNY (¥)	Dec. 03, 2024 CNY (¥)	Nov. 29, 2024 CNY (¥)	Nov. 25, 2024 CNY (¥)	Aug. 28, 2024 CNY (¥)	Aug. 20, 2024 CNY (¥)	Aug. 12, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)	Jan. 03, 2024 CNY (¥)
Short-Term Bank Loans [Line Items]
Bank borrow																				$ 18,837,468	$ 11,322,440
Loan agreements, period																			1 year
Incurred interest expenses																				$ 411,068	$ 239,369	$ 5,319
Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Maturity date										Dec. 23, 2025	Dec. 18, 2025				Aug. 27, 2025
Taizhou Zhongjin [Member]
Short-Term Bank Loans [Line Items]
Maturity date									Dec. 26, 2025				Nov. 28, 2025	Nov. 24, 2025
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member]
Short-Term Bank Loans [Line Items]
Loan agreements, period																1 year	1 year	1 year
Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Loan agreements, period							1 year
Principal amount							$ 2,808,000																		¥ 20,000
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member]
Short-Term Bank Loans [Line Items]
Bank borrow																$ 1,426,000	$ 1,426,000	$ 1,426,000																	¥ 10,000	¥ 10,000	¥ 10,000
Maturity date																Aug. 11, 2025	Aug. 05, 2025	Jul. 28, 2025
Fixed interest rate																				3.00%
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Loan agreements, period		1 year
Maturity date		Aug. 11, 2026	Jun. 22, 2026	Jun. 22, 2026	Jun. 15, 2026	Jun. 15, 2026
Fixed interest rate		2.80%					2.80%													2.80%				2.80%	2.80%
Principal amount		$ 1,404,000																						¥ 10,000
Loans received			$ 1,378,000	¥ 10,000	$ 1,378,000	¥ 10,000
China Merchants Bank [Member] | Changzhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Bank borrow								$ 1,404,000											$ 1,426,000								¥ 10,000											¥ 10,000
Loan agreements, period								1 year
Maturity date								Dec. 29, 2025
Jiangsu Bank [Member] | Changzhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate																										2.80%
Agricultural Bank of China [Member] | Changzhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Bank borrow										$ 1,402,596	$ 1,389,960								$ 2,837,740										¥ 9,990	¥ 9,900								¥ 19,900
Loan agreements, period										1 year	1 year
Fixed interest rate																					2.95%
China Construction Bank [Member] | Taizhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Bank borrow									$ 673,920			$ 1,401,192	$ 730,080	$ 673,920														¥ 4,800			¥ 9,980	¥ 5,200	¥ 4,800
Maturity date												Aug. 08, 2025
Fixed interest rate												2.95%								2.90%											2.95%
Bank of Nanjing [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Loan agreements, period															1 year
Bank of Nanjing [Member] | Taizhou Zhongjin [Member] | Loan Agreement [Member]
Short-Term Bank Loans [Line Items]
Bank borrow	$ 1,333,800														$ 1,354,700								¥ 9,500											¥ 9,500
Maturity date	Aug. 16, 2026
Fixed interest rate	2.90%														3.45%								2.90%											3.45%